SHARE-BASED COMPENSATION (Schedule of Information About Share Options Outstanding) (Details)	Dec. 31, 2018 USD ($) shares Years	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,313,249	1,934,735	2,181,075	2,313,224
Weighted Average Remaining contractual life | Years	6.56
Weighted average exercise price | $	$ 9.31	$ 10.02	$ 9.62	$ 9.35
4.63 - 5.15 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	665,000
Weighted Average Remaining contractual life | Years	9.65
Weighted average exercise price | $	$ 5.12
7.26 - 9.82 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	829,348
Weighted Average Remaining contractual life | Years	5.69
Weighted average exercise price | $	$ 9.08
12.89 - 13.76 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	818,900
Weighted Average Remaining contractual life | Years	4.92
Weighted average exercise price | $	$ 12.94